Schedule H, Line 4i- Schedule of Assets (Held at End of Year) (Details) - EBP 007 [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Asset Held for Investment [Line Items]
Entity Tax Identification Number		04-1663150
EBP, Plan Number		007
EBP, Note Receivable from Participant		$ 92,890,023	$ 88,987,260
EBP, Asset Held for Investment		7,380,276,532
EBP, Reconciliation to Form 5500, Net Asset Available for Benefit, Deemed Distribution		$ 553,900	$ 3,752,882
EBP, Participant-Directed [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Self Directed Brokerage Fund [Member]
Common Collective Trust [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,974,366,789
EBP, Self-Directed Brokerage Account [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 50,820,640
National Grid American Depository Receipt (ADR) Fund [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Stock [Member]
Investment, Identifier [Axis]: "T. Rowe Price Retirement 2005 Trust; Class F | Collective Trust Fund "
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2005 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 6,072,085
Investment, Identifier [Axis]: "T. Rowe Price Retirement 2010 Trust; Class F | Collective Trust Fund "
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2010 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 2,250,399
Investment, Identifier [Axis]: Fidelity Managed Income Portfolio II; Class 3 | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Fidelity Managed Income Portfolio II Class 3 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 479,634,482
Investment, Identifier [Axis]: National Grid American Depository Receipt (ADR) Fund | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	National Grid American Depository Receipt (ADR) Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 262,752,980
Investment, Identifier [Axis]: PIMCO Total Return Fund Collective Trust; Class N | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		PIMCO Total Return Fund Collective Trust Class N [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 105,710,801
Investment, Identifier [Axis]: Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Asset Held for Investment, Participant Loan, Cost	[1],[2]	$ 0
EBP, Note Receivable from Participant	[1]	$ 92,336,123
Investment, Identifier [Axis]: Self Directed Brokerage Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		EBP, Self-Directed Brokerage Account [Member]
Investment, Identifier [Axis]: T. Rowe Price Retirement 2015 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2015 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 1,743,467
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2020 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 20,093,485
Investment, Identifier [Axis]: T. Rowe Price Retirement 2025 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2025 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 23,454,848
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2030 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 55,215,997
Investment, Identifier [Axis]: T. Rowe Price Retirement 2035 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2035 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 13,006,609
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2040 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 35,386,896
Investment, Identifier [Axis]: T. Rowe Price Retirement 2045 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2045 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 12,507,120
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2050 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 22,206,916
Investment, Identifier [Axis]: T. Rowe Price Retirement 2055 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2055 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,623,196
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2060 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 9,850,377
Investment, Identifier [Axis]: T. Rowe Price Retirement 2065 Trust; Class F | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]		T. Rowe Price Retirement 2065 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]		Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value		$ 4,085,215
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Institutional 500 Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 915,509,005
Investment, Identifier [Axis]: Vanguard Institutional Extended Market Index Trust | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Institutional Extended Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 260,196,489
Investment, Identifier [Axis]: Vanguard Institutional Total Bond Market Index Trust | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Institutional Total Bond Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 79,380,321
Investment, Identifier [Axis]: Vanguard Institutional Total International Stock Market Index Trust | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Institutional Total International Stock Market Index Trust [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 128,165,223
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2020 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 247,521,718
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2025 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 544,208,958
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2030 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 836,168,488
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2035 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 623,296,337
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	T. Rowe Price Retirement 2040 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 468,828,177
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2045 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 493,042,730
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	T. Rowe Price Retirement 2050 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 557,862,533
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	T. Rowe Price Retirement 2055 Trust Class F [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 418,090,237
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust Select | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2060 Trust Select [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 807
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	T. Rowe Price Retirement 2060 Trust Class F [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 269,106,816
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]		Vanguard Target Retirement 2065 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 86,516,162
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement 2070 Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]		EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 14,450,421
Investment, Identifier [Axis]: Vanguard Target Retirement Income Trust; Class A | Collective Trust Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	[1]	true
EBP, Investment, Issuer Name [Extensible Enumeration]	[1]	Vanguard Target Retirement Income Trust Class A [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	[1]	EBP, Participant-Directed [Member]
EBP, Investment, Current Value, Type [Extensible Enumeration]	[1]	Common Collective Trust [Member]
EBP, Asset Held for Investment, Plan Interest in Master Trust, Current Value	[1]	$ 236,180,474
Maximum [Member] | Investment, Identifier [Axis]: Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1],[3]	8.50%
Minimum [Member] | Investment, Identifier [Axis]: Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	[1]	3.25%

[1]	Indicates party-in-interest
[2]	Cost omitted for participant-directed accounts
[3]	Net of deemed loan distributions of $553,900